Consolidated Statement of Income - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
INTEREST AND DIVIDEND INCOME
Interest and fees on loans		$ 46,576,000	$ 40,235,000
Interest-earning deposits in other institutions		558,000	328,000
Federal funds sold		46,000	15,000
Investment securities:
Taxable interest		688,000	762,000
Tax-exempt interest		2,262,000	2,406,000
Dividends on stock		227,000	249,000
Total interest and dividend income		50,357,000	43,995,000
INTEREST EXPENSE
Deposits		8,631,000	5,350,000
Short-term borrowings		842,000	753,000
Other borrowings		436,000	544,000
Total interest expense		9,909,000	6,647,000
NET INTEREST INCOME		40,448,000	37,348,000
Provision for loan losses		840,000	1,045,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		39,608,000	36,303,000
NONINTEREST INCOME
Investment securities gains on sale, net	[1]		886,000
Loss on equity securities	[1]	(9,000)
Earnings on bank-owned life insurance	[1]	428,000	431,000
Gain on sale of loans	[1]	231,000	826,000
Total noninterest income		3,728,000	4,859,000
NONINTEREST EXPENSE
Salaries and employee benefits		15,749,000	13,758,000
Occupancy expense		1,933,000	1,846,000
Equipment expense		969,000	1,050,000
Data processing costs		1,806,000	1,792,000
Ohio state franchise tax		823,000	744,000
Federal deposit insurance expense		550,000	533,000
Professional fees		1,482,000	1,752,000
Advertising expense		921,000	821,000
Software amortization expense		605,000	414,000
Core deposit intangible amortization		352,000	374,000
Merger expense			1,060,000
Other expense		3,553,000	3,341,000
Total noninterest expense		28,743,000	27,485,000
Income before income taxes		14,593,000	13,677,000
Income taxes		2,162,000	4,222,000
NET INCOME		$ 12,431,000	$ 9,455,000
EARNINGS PER SHARE
Basic (in dollars per share)		$ 3.85	$ 3.12
Diluted (in dollars per share)		3.83	3.10
DIVIDENDS DECLARED PER SHARE (in dollars per share)		$ 1.17	$ 1.08
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 1,914,000	$ 1,875,000
Financial Service, Other [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 1,164,000	$ 841,000

[1]	Not within scope of ASC 606